Components of Sales and Operating Revenue (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue	¥ 6,493,212	¥ 7,181,273	¥ 7,213,998
Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	756,625	906,439	926,579
Intersegment	4,692	9,185	10,704
Total	761,317	915,624	937,283
Game
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	679,899	744,601	840,793
Intersegment	125,067	120,368	60,993
Total	804,966	864,969	901,786
Mobile Products & Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	622,415	631,514	599,353
Intersegment	262	73	69
Total	622,677	631,587	599,422
Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	1,282,728	1,712,324	1,552,697
Intersegment	428	640	370
Total	1,283,156	1,712,964	1,553,067
Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	677,208	771,350	779,240
Intersegment	349,360	380,537	427,848
Total	1,026,568	1,151,887	1,207,088
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	656,097	599,654	705,237
Intersegment	1,624	312
Total	657,721	599,966	705,237
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	430,751	457,771	511,097
Intersegment	12,038	12,972	11,519
Total	442,789	470,743	522,616
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	868,971	798,495	838,300
Intersegment	2,924	8,031	13,096
Total	871,895	806,526	851,396
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Customers	465,745	449,778	400,321
Intersegment	64,598	70,004	80,904
Total	530,343	519,782	481,225
Corporate and elimination
Segment Reporting, Revenue Reconciling Item [Line Items]
Total	¥ (508,220)	¥ (492,775)	¥ (545,122)